Quarterly Report
March 31, 2023
MFS®  International Intrinsic
Value Portfolio
MFS® Variable Insurance Trust II
FCG-Q1

Portfolio of Investments
3/31/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.3%
Airlines – 1.0%
Ryanair Holdings PLC, ADR (a)	142,476	$13,434,062
Alcoholic Beverages – 4.3%
Diageo PLC	569,459	$25,387,780
Pernod Ricard S.A.	138,872	31,465,589
		$56,853,369
Apparel Manufacturers – 2.1%
Adidas AG	58,872	$10,392,962
Compagnie Financiere Richemont S.A.	56,303	9,025,420
LVMH Moet Hennessy Louis Vuitton SE	8,576	7,853,487
		$27,271,869
Automotive – 1.2%
Compagnie Generale des Etablissements Michelin	250,207	$7,658,286
Knorr-Bremse AG	121,466	8,072,406
		$15,730,692
Brokerage & Asset Managers – 3.2%
Deutsche Boerse AG	153,100	$29,795,328
Euronext N.V.	161,463	12,359,024
		$42,154,352
Business Services – 4.1%
Experian PLC	524,872	$17,276,268
Intertek Group PLC	242,680	12,163,395
Nomura Research Institute Ltd.	456,700	10,620,194
SGS S.A.	6,562	14,422,845
		$54,482,702
Chemicals – 1.0%
Givaudan S.A.	3,980	$12,969,198
Computer Software – 6.2%
ANSYS, Inc. (a)	36,904	$12,281,651
Cadence Design Systems, Inc. (a)	166,817	35,046,583
Dassault Systemes SE	231,950	9,579,524
NICE Systems Ltd., ADR (a)	21,445	4,908,546
SAP SE	164,616	20,719,732
		$82,536,036
Computer Software - Systems – 4.2%
Amadeus IT Group S.A. (a)	249,465	$16,703,343
Cap Gemini S.A.	58,505	10,882,287
Samsung Electronics Co. Ltd.	580,821	28,801,933
		$56,387,563
Construction – 1.8%
CRH PLC	281,304	$14,216,589
Geberit AG	18,287	10,226,366
		$24,442,955
Consumer Products – 6.5%
Beiersdorf AG	106,024	$13,792,213
Kobayashi Pharmaceutical Co. Ltd.	59,800	3,653,114
KOSE Corp.	36,100	4,287,785

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – continued
L’Oréal S.A.	38,766	$17,343,983
Lion Corp.	395,900	4,275,876
Reckitt Benckiser Group PLC	240,503	18,269,821
ROHTO Pharmaceutical Co. Ltd.	884,800	18,496,784
Svenska Cellulosa Aktiebolaget (l)	506,451	6,658,179
		$86,777,755
Electrical Equipment – 6.8%
Legrand S.A.	364,566	$33,346,611
Schneider Electric SE	299,751	50,109,057
Yokogawa Electric Corp.	396,800	6,458,750
		$89,914,418
Electronics – 6.4%
Analog Devices, Inc.	128,445	$25,331,923
ASML Holding N.V.	12,793	8,741,392
DISCO Corp.	86,100	10,017,433
Hirose Electric Co. Ltd. (l)	149,100	19,509,108
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	223,218	20,763,738
		$84,363,594
Energy - Independent – 1.8%
Woodside Energy Group Ltd.	1,032,078	$23,254,998
Energy - Integrated – 3.2%
Galp Energia SGPS S.A., “B”	381,004	$4,322,059
Petroleo Brasileiro S.A., ADR	601,549	5,582,375
TotalEnergies SE	550,448	32,450,789
		$42,355,223
Food & Beverages – 6.0%
Chocoladefabriken Lindt & Sprungli AG	465	$5,501,350
Ezaki Glico Co. Ltd.	203,400	5,117,734
ITO EN Ltd.	94,600	3,098,116
Nestle S.A.	418,681	51,111,241
Toyo Suisan Kaisha Ltd.	342,200	14,348,801
		$79,177,242
Food & Drug Stores – 0.1%
Ocado Group PLC (a)	206,785	$1,372,388
Insurance – 0.5%
Hiscox Ltd.	479,914	$6,578,007
Machinery & Tools – 6.8%
Epiroc AB	580,892	$11,534,377
GEA Group AG	267,266	12,159,205
IMI PLC	1,044,096	19,757,860
Schindler Holding AG	75,279	16,652,467
SMC Corp.	36,100	19,140,105
Spirax-Sarco Engineering PLC	75,510	11,081,352
		$90,325,366
Major Banks – 5.5%
Bank of Ireland Group PLC	1,814,474	$18,347,738
NatWest Group PLC	4,843,402	15,825,248
Resona Holdings, Inc.	3,550,200	17,161,747

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – continued
UBS Group AG	996,288	$21,004,859
		$72,339,592
Medical & Health Technology & Services – 1.0%
Haleon PLC	3,446,246	$13,748,937
Medical Equipment – 4.7%
Agilent Technologies, Inc.	85,113	$11,774,532
Bruker BioSciences Corp.	173,425	13,672,827
EssilorLuxottica	86,487	15,613,185
Shimadzu Corp.	671,500	21,064,216
		$62,124,760
Metals & Mining – 1.1%
Glencore PLC	2,600,451	$14,958,072
Other Banks & Diversified Financials – 5.6%
AIB Group PLC	4,688,652	$19,096,645
CaixaBank S.A.	4,516,106	17,581,833
Chiba Bank Ltd. (l)	1,325,300	8,558,136
Hachijuni Bank Ltd.	671,900	2,920,546
Julius Baer Group Ltd.	137,806	9,435,491
Jyske Bank A.S. (a)	85,308	5,984,453
Mebuki Financial Group, Inc. (l)	1,714,100	4,202,571
North Pacific Bank Ltd.	1,007,500	2,120,272
Sydbank A.S.	109,889	4,953,073
		$74,853,020
Pharmaceuticals – 2.5%
Bayer AG	205,981	$13,117,248
Roche Holding AG	71,811	20,551,402
		$33,668,650
Precious Metals & Minerals – 4.9%
Agnico Eagle Mines Ltd.	216,082	$11,015,945
Franco-Nevada Corp.	295,009	43,030,059
Wheaton Precious Metals Corp.	232,153	11,180,791
		$65,226,795
Printing & Publishing – 1.4%
Wolters Kluwer N.V.	147,879	$18,659,603
Real Estate – 1.0%
LEG Immobilien SE	83,915	$4,593,973
TAG Immobilien AG	321,124	2,220,151
Vonovia SE, REIT	331,283	6,229,852
		$13,043,976
Specialty Chemicals – 3.1%
Croda International PLC	73,551	$5,907,894
Kansai Paint Co. Ltd.	322,500	4,362,988
Novozymes A.S.	176,840	9,058,287
Sika AG	35,201	9,880,433
Symrise AG	108,654	11,807,092
		$41,016,694

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – 0.3%
Zalando SE (a)	97,311	$4,072,384
Total Common Stocks		$1,304,094,272
	Strike Price	First Exercise
Warrants – 0.0%
Apparel Manufacturers – 0.0%
Compagnie Financiere Richemont S.A. (1 share for 2 warrants, Expiration 12/04/23) (a)	CHF 67	11/20/23	224,332	$281,963

Investment Companies (h) – 0.0%
Money Market Funds – 0.0%
MFS Institutional Money Market Portfolio, 4.56% (v)	16,616	$16,619
Collateral for Securities Loaned – 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.86% (j)	504,140	$504,140

Other Assets, Less Liabilities – 1.7%		21,960,089
Net Assets – 100.0%		$1,326,857,083
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $16,619 and $1,304,880,375, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CHF	Swiss Franc
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
France	$52,663,300	$175,998,522	$—	$228,661,822
Switzerland	35,709,667	145,353,368	—	181,063,035
Japan	—	179,414,276	—	179,414,276
United Kingdom	63,415,461	98,911,561	—	162,327,022
Germany	132,900,162	4,072,384	—	136,972,546
United States	98,107,516	—	—	98,107,516
Canada	65,226,795	—	—	65,226,795
Ireland	31,781,800	33,313,234	—	65,095,034
Spain	—	34,285,176	—	34,285,176
Other Countries	60,894,500	92,328,513	—	153,223,013
Mutual Funds	520,759	—	—	520,759
Total	$541,219,960	$763,677,034	$—	$1,304,896,994
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Securities Lending Collateral
At March 31, 2023, the value of securities loaned was $4,682,014. These loans were collateralized by cash of $504,140 and U.S. Treasury Obligations (held by the lending agent) of $4,510,276.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$10,496,042	$62,169,067	$72,642,626	$(1,695)	$(4,169)	$16,619
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$80,619	$—
(4) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2023, are as follows:
France	17.3%
Switzerland	13.7%
Japan	13.6%
United Kingdom	12.3%
Germany	10.4%
United States	8.8%
Canada	4.9%
Ireland	4.9%
Spain	2.6%
Other Countries	11.5%